Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000000337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class A) —including sales charge
Average Annual Return, Percent	(13.32%)	20.07%	(1.13%)
C000000339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class C) —including sales charge
Average Annual Return, Percent	(9.83%)	20.54%	(1.16%)
C000071330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class Y)
Average Annual Return, Percent	(8.05%)	21.74%	(0.32%)
C000000341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Investor Class)
Average Annual Return, Percent	(8.30%)	21.43%	(0.57%)
C000023157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class R5)
Average Annual Return, Percent	(7.97%)	21.92%	(0.15%)
C000188943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class R6)
Average Annual Return, Percent	(7.92%)	22.01%	(0.19%)
C000000361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class A) —including sales charge
Average Annual Return, Percent	2.73%	9.97%	11.74%
C000000363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class C) —including sales charge
Average Annual Return, Percent	7.01%	10.39%	11.69%
C000071334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class Y)
Average Annual Return, Percent	8.98%	11.50%	12.65%
C000000365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Investor Class)
Average Annual Return, Percent	8.81%	11.35%	12.48%
C000023158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class R5)
Average Annual Return, Percent	9.01%	11.56%	12.79%
C000188945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class R6)
Average Annual Return, Percent	9.09%	11.63%	12.73%
C000000366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class A) —including sales charge
Average Annual Return, Percent	1.13%	9.22%	6.66%
C000000368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class C) —including sales charge
Average Annual Return, Percent	5.21%	9.64%	6.62%
C000217956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R)
Average Annual Return, Percent	6.73%	10.18%	6.99%
C000071335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class Y)
Average Annual Return, Percent	7.24%	10.74%	7.53%
C000000369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Investor Class)
Average Annual Return, Percent	6.97%	10.46%	7.26%
C000029688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R5)
Average Annual Return, Percent	7.29%	10.77%	7.57%
C000120718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class R6)
Average Annual Return, Percent	7.35%	10.86%	7.66%
C000084479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class A) —including sales charge
Average Annual Return, Percent	0.90%	16.01%	8.41%
C000084481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class C) —including sales charge
Average Annual Return, Percent	5.08%	16.46%	8.39%
C000084484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R)
Average Annual Return, Percent	6.51%	17.02%	8.75%
C000084482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class Y)
Average Annual Return, Percent	7.06%	17.62%	9.30%
C000084483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R5)
Average Annual Return, Percent	7.07%	17.66%	9.37%
C000120720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class R6)
Average Annual Return, Percent	7.19%	17.76%	9.46%
C000084495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class A) —including sales charge
Average Annual Return, Percent	(3.53%)	24.79%	9.47%
C000084497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class C) —including sales charge
Average Annual Return, Percent	0.41%	25.31%	9.44%
C000217957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class R)
Average Annual Return, Percent	1.77%	25.90%	9.80%
C000084498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class Y)
Average Annual Return, Percent	2.30%	26.52%	10.36%
C000177891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class R6)
Average Annual Return, Percent	2.47%	26.71%	10.44%
C000084507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class A) —including sales charge
Average Annual Return, Percent	2.62%	21.03%	9.38%
C000084509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class C) —including sales charge
Average Annual Return, Percent	6.81%	21.52%	9.39%
C000095989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R)
Average Annual Return, Percent	8.33%	22.09%	9.74%
C000084510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class Y)
Average Annual Return, Percent	8.83%	22.72%	10.28%
C000095990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R5)
Average Annual Return, Percent	8.88%	22.80%	10.41%
C000188946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class R6)
Average Annual Return, Percent	8.96%	22.86%	10.36%
C000209140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class A) —including sales charge
Average Annual Return, Percent	35.06%	10.05%	10.77%
C000209135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class C) —including sales charge
Average Annual Return, Percent	40.82%	10.46%	10.72%
C000209136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R)
Average Annual Return, Percent	42.62%	11.02%	11.11%
C000209137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class Y)
Average Annual Return, Percent	43.29%	11.57%	11.66%
C000209138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R5)
Average Annual Return, Percent	43.37%	11.68%	11.62%
C000209139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class R6)
Average Annual Return, Percent	43.47%	11.74%	11.85%
C000209146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.90%)	15.58%	8.07%
C000209141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class C) —including sales charge
Average Annual Return, Percent	2.13%	16.01%	8.03%
C000209142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R)
Average Annual Return, Percent	3.50%	16.58%	8.40%
C000209144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class Y)
Average Annual Return, Percent	4.06%	17.18%	8.94%
C000209145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R5)
Average Annual Return, Percent	4.16%	17.30%	8.91%
C000209143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class R6)
Average Annual Return, Percent	4.15%	17.31%	9.10%
Without Sales Load [Member] | C000000337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(8.29%)	21.43%	(0.57%)
Without Sales Load [Member] | C000000339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(8.96%)	20.54%	(1.16%)
Without Sales Load [Member] | C000000361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.71%	11.22%	12.37%
Without Sales Load [Member] | C000000363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Technology Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.90%	10.39%	11.69%
Without Sales Load [Member] | C000000366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	7.01%	10.47%	7.26%
Without Sales Load [Member] | C000000368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.21%	9.64%	6.62%
Without Sales Load [Member] | C000084479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.79%	17.33%	9.03%
Without Sales Load [Member] | C000084481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.05%	16.46%	8.39%
Without Sales Load [Member] | C000084495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.07%	26.21%	10.09%
Without Sales Load [Member] | C000084497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Value Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.27%	25.31%	9.44%
Without Sales Load [Member] | C000084507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.58%	22.40%	10.00%
Without Sales Load [Member] | C000084509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Value Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.75%	21.52%	9.39%
Without Sales Load [Member] | C000209140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge
Average Annual Return, Percent	42.93%	11.31%	11.40%
Without Sales Load [Member] | C000209135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge
Average Annual Return, Percent	41.88%	10.46%	10.72%
Without Sales Load [Member] | C000209146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.80%	16.89%	8.68%
Without Sales Load [Member] | C000209141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Comstock Select Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.01%	16.01%	8.03%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	12.10%	15.61%	12.32%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	11.93%	10.09%	4.83%
MSCI World Energy Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index (Net)
Average Annual Return, Percent	(8.76%)	17.61%	2.90%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	12.07%	18.25%	18.99%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.55%	13.00%	8.36%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	(0.68%)	11.74%	5.87%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	5.24%	13.24%	7.47%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	12.16%	13.95%	9.34%
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Average Annual Return, Percent	42.67%	12.41%	11.27%